Investment in Securities	12 Months Ended
Mar. 31, 2011
Investment in Securities

9. Investment in Securities

Investment in securities at March 31, 2010 and 2011 consists of the following:

	Millions of yen		Millions of U.S. dollars
	2010	2011	2011
Trading securities	¥49,596	¥71,991	$866
Available-for-sale securities	845,234	883,410	10,624
Held-to-maturity securities	43,732	43,695	526
Other securities	165,596	176,285	2,120

Total	¥1,104,158	¥1,175,381	$14,136

Gains and losses realized from the sale of trading securities and net unrealized holding gains (losses) on trading securities are included in net gains (losses) on investment securities, (see Note 22).

For fiscal 2009, 2010 and 2011, net unrealized holding gains and losses on trading securities were losses of ¥13,065 million, gains of ¥7,211 million and gains of ¥2,065 million ($25 million), respectively.

During fiscal 2009 and 2010, the Company and its subsidiaries sold available-for-sale securities for aggregate proceeds of ¥242,702 million and ¥181,033 million, respectively, resulting in gross realized gains of ¥8,266 million and ¥7,547 million, respectively, and gross realized losses of ¥4,932 million and ¥640 million, respectively. During fiscal 2011, the Company and its subsidiaries sold available-for-sale securities for aggregate proceeds of ¥340,634 million ($4,095 million), resulting in gross realized gains of ¥5,579 million ($67 million) and gross realized losses of ¥712 million ($8 million). The cost of the securities sold was based on the average cost of each such security held at the time of the sale.

During fiscal 2009, 2010 and 2011, the Company and its subsidiaries charged losses on securities of ¥18,574 million, ¥23,634 million and ¥21,749 million ($262 million), respectively, to the accompanying consolidated statements of income for declines in market value of securities where the decline was considered as other than temporary.

Other securities consist mainly of non-marketable equity securities, preferred capital shares carried at cost and investment funds carried at an amount that reflects equity income and loss based on the investor’s share.

The aggregate carrying amount of other securities accounted for under the cost method totaled ¥72,347 million and ¥67,366 million ($810 million) at March 31, 2010 and 2011. Investments with an aggregate cost of ¥62,208 million and ¥63,590 million ($765 million) were not evaluated for impairment because the Company and its subsidiaries did not identify any events or changes in circumstances that might have had significant adverse effect on the fair value of those investments and it was not practicable to estimate the fair value of the investments.

The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale securities and held-to-maturity securities in each major security type at March 31, 2010 and 2011 are as follows:

March 31, 2010

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥146,007	¥624	¥(178)	¥146,453
Japanese prefectural and foreign municipal bond securities	19,238	69	(60)	19,247
Corporate debt securities	199,937	910	(1,556)	199,291
Specified bonds issued by SPEs in Japan	249,696	303	(3,694)	246,305
CMBS and RMBS in the U.S., and other asset-backed securities	146,820	10,759	(8,221)	149,358
Equity securities	71,491	16,734	(3,645)	84,580

	833,189	29,399	(17,354)	845,234

Held-to-maturity:
Japanese government bond securities	43,732	0	(715)	43,017

	¥876,921	¥29,399	¥(18,069)	¥888,251

March 31, 2011

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥168,818	¥696	¥(169)	¥169,345
Japanese prefectural and foreign municipal bond securities	34,907	153	(92)	34,968
Corporate debt securities	292,836	1,287	(2,091)	292,032
Specified bonds issued by SPEs in Japan	225,393	46	(3,125)	222,314
CMBS and RMBS in the U.S., and other asset-backed securities	93,416	3,819	(3,855)	93,380
Equity securities	48,415	25,229	(2,273)	71,371

	863,785	31,230	(11,605)	883,410

Held-to-maturity:
Japanese government bond securities	43,695	412	0	44,107

	¥907,480	¥31,642	¥(11,605)	¥927,517

March 31, 2011

	Millions of U.S. dollars
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	$2,030	$8	$(1)	$2,037
Japanese prefectural and foreign municipal bond securities	420	1	(1)	420
Corporate debt securities	3,522	15	(25)	3,512
Specified bonds issued by SPEs in Japan	2,711	1	(38)	2,674
CMBS and RMBS in the U.S., and other asset-backed securities	1,123	47	(47)	1,123
Equity securities	582	303	(27)	858

	10,388	375	(139)	10,624

Held-to-maturity:
Japanese government bond securities	526	5	0	531

	$10,914	$380	$(139)	$11,155

According to ASC 320-10-35-34 (“Investments—Debt and Equity Securities—Recognition of Other-Than-Temporary Impairments”), non-credit components of other-than-temporary impairments of ¥1,638 million and ¥392 million ($5 million), were included in the unrealized losses of CMBS and RMBS in the United States, and other asset-backed securities at March 31, 2010 and 2011, respectively.

The following table provides information about available-for-sale securities and held-to-maturity securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2010 and 2011, respectively:

March 31, 2010

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥81,432	¥(99)	¥4,768	¥(79)	¥86,200	¥(178)
Japanese prefectural and foreign municipal bond securities	12,480	(60)	0	0	12,480	(60)
Corporate debt securities	88,305	(484)	26,100	(1,072)	114,405	(1,556)
Specified bonds issued by SPEs in Japan	30,189	(1,041)	83,024	(2,653)	113,213	(3,694)
CMBS and RMBS in the U.S., and other asset-backed securities	17,578	(2,141)	65,070	(6,080)	82,648	(8,221)
Equity securities	17,875	(2,739)	4,822	(906)	22,697	(3,645)

	247,859	(6,564)	183,784	(10,790)	431,643	(17,354)

Held-to-maturity:
Japanese government bond securities	43,017	(715)	0	0	43,017	(715)

	¥290,876	¥(7,279)	¥183,784	¥(10,790)	¥474,660	¥(18,069)

March 31, 2011

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥63,438	¥(169)	¥0	¥0	¥63,438	¥(169)
Japanese prefectural and foreign municipal bond securities	22,444	(92)	0	0	22,444	(92)
Corporate debt securities	184,185	(2,071)	1,980	(20)	186,165	(2,091)
Specified bonds issued by SPEs in Japan	49,180	(2,025)	49,398	(1,100)	98,578	(3,125)
CMBS and RMBS in the U.S., and other asset-backed securities	6,660	(853)	27,276	(3,002)	33,936	(3,855)
Equity securities	11,196	(1,470)	4,891	(803)	16,087	(2,273)

	¥337,103	¥(6,680)	¥83,545	¥(4,925)	¥420,648	¥(11,605)

March 31, 2011

	Millions of U.S. dollars
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	$763	$(1)	$0	$0	$763	$(1)
Japanese prefectural and foreign municipal bond securities	270	(1)	0	0	270	(1)
Corporate debt securities	2,215	(25)	24	(0)	2,239	(25)
Specified bonds issued by SPEs in Japan	591	(25)	594	(13)	1,185	(38)
CMBS and RMBS in the U.S., and other asset-backed securities	80	(11)	328	(36)	408	(47)
Equity securities	135	(17)	59	(10)	194	(27)

	$4,054	$(80)	$1,005	$(59)	$5,059	$(139)

Approximately 411 and 449 investment securities were in an unrealized loss position as of March 31, 2010 and 2011, respectively. The gross unrealized losses on these securities are attributable to a number of factors including changes in interest rates, credit spreads and market trends.

For debt securities, in the case of the fair value being below the amortized cost, the Company and its subsidiaries consider that an other-than-temporary impairment has occurred if (1) the Company and its subsidiaries intend to sell the debt security; (2) it is more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis, or (3) the Company and its subsidiaries do not expect to recover the entire amortized cost of the security (that is, a credit loss exists). In assessing whether a credit loss exists, the Company and its subsidiaries compare the present value of the expected cash flows to the security’s amortized cost basis at the balance sheet date.

Debt securities with unrealized loss position mainly include specified bonds issued by special purpose entities in Japan and CMBS and RMBS.

The unrealized loss associated with specified bonds is primarily due to changes in the market interest rate and risk premium because of deterioration in the domestic real estate market and the credit crunch in the capital and financial markets. Considering all available information to assess the collectibility of those investments (such as performance and value of the underlying real estate, and seniority of the bonds), the Company and its subsidiaries believe that the Company and its subsidiaries are able to recover the entire amortized cost basis of those investments. Because the Company and its subsidiaries do not intend to sell the investments and it is not more likely than not that the Company and its subsidiaries will be required to sell the investments before recovery of their amortized cost basis, the Company and its subsidiaries do not consider these investments to be other-than-temporarily impaired at March 31, 2011.

The unrealized loss associated with CMBS and RMBS is primarily caused by changes in credit spreads and interest rates. In order to determine whether a credit loss exists, the Company and its subsidiaries estimate the present value of anticipated cash flows, discounted at the current yield to accrete the security. The cash flows are estimated based on a number of assumptions such as default rate and prepayment speed, as well as seniority of the security. Then, a credit loss is assessed by comparing the present value of the expected cash flows to the security’s amortized cost basis. Based on that assessment, the Company and its subsidiaries expect to recover the entire amortized cost basis. Because the Company and its subsidiaries do not intend to sell the investments and it is not more likely than not that the Company and its subsidiaries will be required to sell the investments before recovery of their amortized cost basis, the Company and its subsidiaries do not consider these investments to be other-than-temporarily impaired at March 31, 2011.

For equity securities with unrealized losses, the Company and its subsidiaries consider various factors to determine whether the decline is other-than-temporary, including the length of time and the extent to which the fair value has been less than the carrying value and the issuer’s specific economic conditions as well as the ability and intent to hold these securities for a period of time sufficient to recover the securities’ carrying amounts. Based on our ongoing monitoring process, the Company and its subsidiaries do not consider these investments to be other-than-temporarily impaired at March 31, 2011.

The total other-than-temporary impairment with an offset for the amount of the total other-than-temporary impairment recognized in other comprehensive income (loss) for fiscal 2009, 2010 and 2011 are as follows:

	Millions of yen			Millions of U.S. dollars
	2009	2010	2011	2011
Total other-than-temporary impairment losses	¥20,060	¥26,057	¥22,212	$267
Portion of loss recognized in other comprehensive income (before taxes)	(1,486)	(2,423)	(463)	(5)

Net impairment losses recognized in earnings	¥18,574	¥23,634	¥21,749	$262

Other-than-temporary impairment losses related to debt securities are recognized mainly on certain specified bonds, which have experienced credit losses due to significant decline in the value of the underlying assets, as well as on certain mortgage-backed and other asset-backed securities, which have experienced credit losses due to a decrease in cash flows attributable to significant default and bankruptcies on the underlying loans. Because the Company and its subsidiaries do not intend to sell these securities and it is not more likely than not that the Company and its subsidiaries will be required to sell these securities before recovery of their amortized cost basis, the Company and its subsidiaries charged only the credit loss component of the total impairment to earnings with the remaining non-credit component recognized in other comprehensive income (loss). The credit loss assessment was made by comparing the securities’ amortized cost basis with the portion of the estimated fair value of the underlying assets available to repay the specified bonds, or with the present value of the expected cash flows from the mortgage-backed and other asset- backed securities, that were estimated based on a number of assumptions such as default rate and prepayment speed, as well as seniority of the security.

Roll-forwards of the amount related to credit losses on other-than-temporarily impaired debt securities recognized in earnings for fiscal 2010 and 2011 are as follows:

	Millions of yen		Millions of U.S. dollars
	2010	2011	2011
Beginning	¥906	¥5,016	$60
Reduction to the beginning balance *	0	(1,810)	(21)
Beginning after reduction	0	3,206	39
Addition during the period:
Credit loss for which an other-than-temporary impairment was not previously recognized	3,744	7,292	88
Credit loss for which an other-than-temporary impairment was previously recognized	366	736	9
Reduction during the period:
For securities sold or redeemed	0	(307)	(4)
Due to change in intent to sell or requirement to sell	0	(1,905)	(23)

Ending	¥5,016	¥9,022	$109

*	Cumulative effects of adopting Accounting Standards Update 2009-16 (ASC860 (“Transfers and Servicing”) (FASB Statement No. 166 (“Accounting for Transfers of Financial Assets—an amendment of FASB Statement No.140”))), and Accounting Standards Update 2009-17 (ASC810 (“Consolidation”) (FASB Statement No. 167 (“Amendment of FASB Interpretation No.46(R),” ASC810-10 (“Consolidation—Variable Interest Entities”)))) have been deducted from the beginning balance.

The Company and its subsidiaries adopted Accounting Standards Update 2009-12 (“Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)—ASC 820 (“Fair Value Measurements and Disclosures”)”). Under ASC 820, the information about the fund investments the Company and its subsidiaries hold at March 31, 2010 and 2011, respectively are as follows:

March 31, 2010 and 2011

Type of Fund Investment	2010 (Millions of Yen)	2011 (Millions of Yen)	2011 (Millions of U.S. dollars)	Redemption Frequency (If Currently Eligible)	Redemption Notice Period
Hedge Fund*	¥14,692	¥10,023	$121	Monthly – Quarterly	10 days – 45 days

Total	¥14,692	¥10,023	$121	—	—

*	This category includes several hedge funds that seek profits using investment strategies such as managed futures, global macro and relative value. The fair value of the investments in this category is calculated based on the net asset value of the investees.

The following is a summary of the contractual maturities of debt securities classified as available-for-sale securities and held-to-maturity securities held at March 31, 2011:

Available-for-sale securities held at March 31, 2011:

	Millions of yen		Millions of U.S. dollars
	Amortized cost	Fair value	Amortized cost	Fair value
Due within one year	¥185,404	¥185,404	$2,230	$2,230
Due after one to five years	422,260	419,450	5,078	5,044
Due after five to ten years	150,967	150,362	1,816	1,809
Due after ten years	56,739	56,823	682	683

	¥815,370	¥812,039	$9,806	$9,766

Held-to-maturity securities held at March 31, 2011:

	Millions of yen		Millions of U.S. dollars
	Amortized cost	Fair value	Amortized cost	Fair value
Due after ten years	¥43,695	¥44,107	$526	$531

	¥43,695	¥44,107	$526	$531

Securities not due at a single maturity date, such as mortgage-backed securities, are included in the above table based on their final maturities.

Certain borrowers may have the right to call or prepay obligations. This right may cause actual maturities to differ from the contractual maturities summarized above.

Included in interest on loans and investment securities in the consolidated statements of income is interest income on investment securities of ¥23,758 million, ¥20,436 million and ¥17,690 million ($213 million) for fiscal 2009, 2010 and 2011, respectively.

A certain foreign subsidiary acquired debt securities with evidence of deterioration of credit quality at the time of acquisition, and those debt securities were probably not able to recover all contractual amounts. In accordance with the provision of ASC 310-30 (Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality), the subsidiary determined the expected future cash flows taking into account historical cash collections for debt securities with similar characteristics as well as expected prepayments and the amount and the timing of undiscounted expected principal, interest and other cash flows for each pool of debt securities. Accretable yield represents the excess of expected future cash flows over carrying value of the debt securities, which is recognized as interest income over the remaining life of the debt securities. For a debt security for which the fair value is less than the amortized cost basis, the subsidiary estimates the present value of cash flows expected to be collected from the security and compares it with the amortized cost basis of the security to determine whether a credit loss exists. If, based on current information and events, the subsidiary determines a credit loss exists for that security, an other-than-temporary impairment is considered to have occurred. The subsidiary writes down that security to fair value with the credit loss component of the impairment recognized in earnings and the noncredit component recorded in other comprehensive income (loss), unless the subsidiary intends to sell that security or more likely than not will be required to sell that security before recovery, in which case the entire impairment loss would be charged to earnings. As of March 31, 2010 and 2011, the carrying amount and the nominal value of debt securities acquired with evidence of deterioration of credit quality were ¥11,880 million and ¥7,612 million ($92 million), and ¥40,605 million and ¥18,090 million ($218 million), and the outstanding balance of accretable yield was ¥10,420 million and ¥6,202 million ($75 million) respectively.